Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 28, 2023
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2023
Prospectus Date	rr_ProspectusDate	Jul. 31, 2023
Perkins Discovery Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Perkins Discovery Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 2.12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.12%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or expenses is only reflected in the first year of the example shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies with market capitalizations of under $1 billion at the time of purchase. The equity securities the Fund may purchase consist mostly of common stock, although the Fund may purchase preferred and convertible stocks.

In selecting investments, Perkins Capital Management, Inc. (the “Adviser”) seeks growth opportunities by investing in companies that it believes will appreciate in value. The Adviser seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some fundamental change. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. The Fund attempts to buy stocks of such companies when it believes the changes will result in higher earnings and/or a higher price-to-earnings ratio.

The Adviser will typically sell a holding when the reasons that the holding was purchased change. When a holding performs as anticipated, it may be sold when the Adviser’s price target is reached, when the holding becomes overvalued in the Adviser’s opinion, or when technical chart analysis indicates that a good sale point has been reached.

Note: Due to investment considerations, the Fund will close to new investors when it reaches $100 million in total assets. If the Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund was reorganized on October 26, 2012, from a series of Professionally Managed Portfolios, a Massachusetts business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses. Updated performance information is available at www.perkinsfund.com or by calling toll-free 800-673-0550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities index and additional indices provided to offer a broader market perspective
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-673-0550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.perkinsfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Perkins Discovery Fund Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	*The Fund’s year-to-date return as of June 30, 2023 was 18.11%.
Highest Quarterly Return:	12/31/2020	48.70%
Lowest Quarterly Return:	3/31/2020	-26.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Perkins Discovery Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
5 Years	rr_AverageAnnualReturnYear05	7.51%
10 Years	rr_AverageAnnualReturnYear10	10.41%
Perkins Discovery Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(33.10%)
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	13.24%
Perkins Discovery Fund | Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.95%)
5 Years	rr_AverageAnnualReturnYear05	(2.00%)
10 Years	rr_AverageAnnualReturnYear10	5.31%
Perkins Discovery Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is a risk that you could lose all or a portion of your investment in the Fund.
Perkins Discovery Fund | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Perkins Discovery Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Since the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Perkins Discovery Fund | Risk of Other Equity Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security.

Perkins Discovery Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.
Perkins Discovery Fund | Smaller Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap, and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Perkins Discovery Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share. The Fund may from time to time emphasize companies in the Health Care sector which are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations.

Perkins Discovery Fund | Smaller Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Portfolio Risk. Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40). As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value (“NAV”) and total return.

Perkins Discovery Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PDFDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.85%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,101
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,192
Annual Return 2013	rr_AnnualReturn2013	41.43%
Annual Return 2014	rr_AnnualReturn2014	(4.42%)
Annual Return 2015	rr_AnnualReturn2015	(10.49%)
Annual Return 2016	rr_AnnualReturn2016	6.87%
Annual Return 2017	rr_AnnualReturn2017	11.58%
Annual Return 2018	rr_AnnualReturn2018	22.17%
Annual Return 2019	rr_AnnualReturn2019	15.01%
Annual Return 2020	rr_AnnualReturn2020	62.10%
Annual Return 2021	rr_AnnualReturn2021	2.28%
Annual Return 2022	rr_AnnualReturn2022	(39.93%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
1 Year	rr_AverageAnnualReturnYear01	(39.93%)
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Perkins Discovery Fund | Investor | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(40.18%)
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Perkins Discovery Fund | Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(23.46%)
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	6.26%

[1]	Perkins Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Fund to 2.25% of the Fund’s daily net assets until at least July 31, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to July 31, 2024 only by mutual written consent.